SHARE CAPITAL - Stock options (Details)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
SHARE CAPITAL
Number of options, Beginning balance | shares	4,696,000	3,773,000
Number of options granted | shares	400,000	1,810,333
Number of options exercised | shares	(900,027)	(4,167)
Number of options forfeited | shares	(381,335)	(883,166)
Number of options, Ending Balance | shares	3,814,638	4,696,000
Weighted average exercise price, Beginning balance | $ / shares	$ 2.68	$ 3.11
Weighted average exercise price, Options granted | $ / shares	4.67	1.58
Weighted average exercise price, Options exercised | $ / shares	3.04	2.1
Weighted average exercise price, Forfeited | $ / shares	2.42	2.26
Weighted average exercise price, Ending balance | $ / shares	$ 2.83	$ 2.68